Average Annual Total Returns - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund	Dec. 30, 2024
Fidelity Series Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.93%
Past 5 years	13.14%
Since Inception	9.02%	[1]
Fidelity Series Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.72%
Past 5 years	12.22%
Since Inception	8.16%	[1]
Fidelity Series Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.81%
Past 5 years	10.22%
Since Inception	6.90%	[1]
MS400
Average Annual Return:
Past 1 year	15.84%
Past 5 years	11.57%
Since Inception	7.55%

[1]	A From August 15, 2017 .